SCHEDULE OF SUPPLEMENTAL OTHER INFORMATION RELATED TO LEASE (Details)	Mar. 31, 2024	Mar. 31, 2023
Leases
Operating lease weighted average lease term	8 years 9 months	8 years 7 months 20 days
Finance lease weighted average lease term	9 years 6 months
Operating leases	4.30%	5.13%
Finance leases	6.60%